Schedule of Restricted Share Units (Details)			6 Months Ended				12 Months Ended
		Jan. 02, 2021 USD ($) shares	Dec. 31, 2020 $ / shares shares		Dec. 31, 2020 $ / shares shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 $ / shares		Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance			600,000		600,000		988,990
Weighted average grant date fair value per share, Unvested, Beginning balance | (per share)			$ 0.40						$ 0.39
Number of shares, Granted			388,990	[1],[2]	388,990	[1],[2]	1,348,434	[3],[4]			600,000	[3],[4]	600,000	[3],[4]
Weighted average grant date fair value per share, Granted | $ / shares					$ 0.39	[1],[2]			0.38	[3],[4]			$ 0.40	[3],[4]
Number of shares, Vested	[3],[4]						1,516,299
Weighted average grant date fair value per share, Vested | $ / shares									0.41
Number of shares, Forfeited	[3],[4]						245,125
Weighted average grant date fair value per share, Forfeited | $ / shares	[3],[4]								0.52
Number of shares, Vested	[3],[4]						(1,516,299)
Number of shares, Forfeited	[3],[4]						(245,125)
Number of shares, Unvested, Ending balance			988,990		988,990		576,000				600,000		600,000
Weighted average grant date fair value per share, Unvested, Ending balance | (per share)					$ 0.39				$ 0.62		$ 0.40
Consultant One [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted		735,383
Number of shares, Vested							490,258
Number of shares, Vested							(490,258)
Share-Based Payment Arrangement, Expense | $		$ 64,870					$ 199,542

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs resulted in stock-based compensation of $58,740 for the year ended December 31, 2021, and $29,304 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $30,510 for the year ended December 31, 2021, and $3,998 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On April 14, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $71,829 for the year ended December 31, 2021, $55,135 for the six months ended December 31, 2020, and $23,073 for the year ended June 30, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $24,659 for the year ended December 31, 2021, $18,703 for the six months ended December 31, 2020, and $7,217 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.